Contingencies	12 Months Ended
Jan. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingencies
36	Contingencies

Contingent Liabilities

The Group has entered into a number of trade guarantee arrangements in the normal course of business totalling $0.8m (2020: $0.7m)

In February 2020, a group of investors, who had invested in Bendon Limited prior to its merger with the Company, claimed misrepresentations had been made and they had been misled into investing in Bendon. No litigation has been commenced to date.

On February 9, 2021, the Group was requested by the Securities and Exchange Commission (the “SEC”) to provide certain documents and information for its investigation.

On March 24, 2020, Timothy Connell filed a complaint against us, a subsidiary of ours, and Mr. Davis-Rice, alleging, among other things, that certain shares issued to him in satisfaction of a debt were not registered for resale as promised. Mr. Connell sought rescission of the transaction. During the year, the Group has settled through the issuance of shares.